STOCK BASED COMPENSATION (Details 2) - Stock Compensation Plan [Member]	12 Months Ended
Dec. 31, 2016
Average expected life in years	5 years
Average risk-free interest rate	5.00%
Average volatility	100.00%
Dividend yield	0.00%